Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Preparation and Presentation of Financial Information

The Prothena Business has historically operated as part of Elan and not as a separate stand-alone entity. Prior to the separation on December 20, 2012, the Consolidated Financial Statements of Prothena have been prepared on a “carve-out” basis from the consolidated financial statements of Elan to represent the financial position and performance of Prothena as if the Company had existed on a stand-alone basis and as if Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 810, “Consolidation” (“ASC 810”) had been applied throughout. The accompanying Consolidated Financial Statements prior to December 21, 2012 include only those assets and liabilities that management has determined are specifically identifiable to Prothena and allocations of direct costs and indirect costs attributable to the Company’s operations. The indirect costs included in the Company’s Consolidated Financial Statements relate to certain centralized support functions that were provided by Elan. All intragroup transactions within the Prothena Business have been eliminated in the Consolidated Financial Statements and are not disclosed.

These Consolidated Financial Statements have been prepared in conformity with GAAP. The Consolidated Financial Statements of Prothena are presented in U.S. dollars, which is the functional currency of Prothena, and have been prepared on a going concern basis. The financial information for all periods prior to the Separation and Distribution were prepared by aggregating financial information from the components of Prothena as described above. All financial information presented after December 20, 2012 was consolidated and includes the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

In the opinion of management, the accompanying unaudited Consolidated Financial Statements, as of June 30, 2013 and for the six months ended June 30, 2013 and 2012 reflect all normal recurring adjustments necessary to present fairly the financial positions, results of operations and cash flows for the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full year 2013 or any future period. The financial data and other financial information disclosed in these notes to Consolidated Financial Statement related to June 30, 2013 and the six months ended June 30, 2013 and 2012 are also unaudited.

The centralized support functions provided to the Company by Elan included, but were not limited to, accounting, information technology, taxation, legal, corporate strategy, investor relations, corporate governance and other professional services, employee benefit administration, including equity award and pension services, and cash and treasury management. Centralized support costs allocated to the Prothena business for the years ended December 31, 2012, 2011 and 2010 were $7.7 million, $4.0 million and $2.8 million, respectively, and $4.1 million for the six months ended June 30, 2012. These costs have been allocated to the Company for the purposes of preparing the Consolidated Financial Statements based on estimated usage of the resources by the Prothena Business. The estimated usage of the central support resources allocated to the Prothena Business was determined by estimating its portion of the most appropriate driver for each category of central support costs such as headcount or labor hours, depending on the nature of the costs. The Company believes that such allocations have been made on a reasonable basis, but may not necessarily be indicative of the costs that would have been incurred if the Prothena Business had operated on a standalone basis.

Elan used a centralized approach to manage substantially all of its liquid resources and to finance its operations and, as a result, no separate cash accounts for Prothena were historically maintained, and debt and liquid resources maintained at the Elan group level are not included in the accompanying Consolidated Financial Statements prior to the separation. Elan has historically funded all of Prothena’s operating and capital resource requirements. The parent company equity balance in the Consolidated Financial Statements constitutes Elan’s investment in Prothena and represents the excess of total liabilities over total assets (or excess of total assets over total liabilities), including the netting of intercompany funding balances between Prothena and Elan. Changes in parent company equity represent Elan’s net investment in Prothena, after giving effect to its net loss, contributions from Elan in the form of share-based compensation to Prothena’s employees and net funding provided by Elan.

Certain amounts in the Consolidated Financial Statements have been reclassified to conform to the current year presentation.

Cash and Cash Equivalents

The Company considers all highly liquid investments held at financial institutions, such as commercial paper, money market funds, and other money market securities with original maturities of three months or less at date of purchase to be cash equivalents.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives as follows:

Leasehold improvements	Shorter of expected useful life or lease term
Property and equipment	3-10 years

Impairment of Long-lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require that a long-lived asset be tested for possible impairment, the Company compares the undiscounted cash flows expected to be generated by the asset to the carrying amount of the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. The Company determines fair value using the income approach based on the present value of expected future cash flows. The Company’s cash flow assumptions consider historical and forecasted revenue and operating costs and other relevant factors.

Revenue

Revenue is recognized when earned and non-refundable, when payment is reasonably assured, and when there is no future obligation with respect to the revenue, in accordance with the terms prescribed in the applicable contract. Advance payments received in excess of amounts earned are classified as deferred revenue until earned. Up-front fees are deferred and amortized to the income statement over the performance period. The performance period is the period over which the Company expects to provide services as determined by the contract provisions.

Research and Development

Research and development costs are expensed as incurred.

Share-based Compensation

To determine the fair value of share-based payment awards, the Company uses the Black-Scholes option-pricing model. The determination of fair value using the Black-Scholes option-pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. Share-based compensation expense is recognized on a straight-line basis over the requisite service period for each award. Further, share-based compensation expense recognized in the Consolidated Statements of Operations is based on awards expected to vest and therefore the amount of expense has been reduced for estimated forfeitures. If actual forfeitures differ from estimates at the time of grant they will be revised in subsequent periods. The Company bases its assumptions on historical data when available or when not available, on a peer group of companies. If factors change and different assumptions are employed in determining the fair value of share-based awards, the share-based compensation expense recorded in future periods may differ significantly from what was recorded in the current period (see Note 8 for further information).

Total share-based compensation expense recorded in these Consolidated Financial Statements for the years ended December 31, 2012, 2011 and 2010 and the six months ended June 30, 2012 was allocated to the Company based on awards from Elan equity plans granted to Elan employees who have, directly or indirectly, provided services to the Company.

With respect to Elan options and RSUs held by Elan employees that became employees of Prothena effective upon the Separation and Distribution:

•

unvested Elan options and RSUs that would otherwise have vested within twelve months following the effective date of the Separation and Distribution vested immediately upon the Separation and Distribution, with the RSUs (which by their terms are settled upon vesting) settled in Elan ordinary shares or Elan ADSs in accordance with their terms;

•	other unvested Elan options and RSUs were forfeited; and

•

all vested Elan options (including options the vesting of which were accelerated as described above) will be required to be exercised for Elan ordinary shares or Elan ADSs within twelve months of the effective date of the Separation and Distribution, or will be forfeited.

However, for Elan employees who are aged 55 or over with at least five years of service and who became employees of the Company, unvested Elan options and RSUs became fully vested and exercisable upon the Separation and Distribution, with the RSUs (which, by their terms, are settled upon vesting) settled in Elan ordinary shares or Elan ADSs in accordance with their terms, and with Elan options being exercisable for one year following the Separation and Distribution. Similarly, unvested Elan options and RSUs held by Dr. Schenk, became fully vested and exercisable upon the Separation and Distribution, with the RSUs (which, by their terms are settled upon vesting) settled in Elan ordinary shares or Elan ADSs in accordance with their terms, and with Elan options being exercisable for two years following the Separation and Distribution.

The Company will not recognize any expense for periods after December 31, 2012 in relation to the existing Elan equity-based awards as the Company’s employees are not required to provide service after the Separation and Distribution in order to receive the benefits of the awards. The share-based compensation expense relating to the changes described above is a non-recurring charge that is directly attributable to Elan as part of the Separation and Distribution of the Prothena Business, therefore it was not recorded in the Company’s Financial Statements.

Income Taxes

The operations of the Prothena Business were historically included in Elan’s consolidated U.S. federal and state income tax returns and in tax returns of certain Elan foreign subsidiaries. Income taxes reflected in these Financial Statements have been calculated as if the business were a separate taxable group for the periods presented and consistent with the asset and liability method prescribed by ASC 740, “Income Taxes” (“ASC 740”).

Deferred tax assets (“DTAs”) and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using the enacted tax rates projected to be in effect for the year in which the differences are expected to reverse. DTAs are recognized for the expected future tax consequences, for all deductible temporary differences and operating loss carry-forwards. A valuation allowance is required for DTAs if, based on available evidence, it is more likely than not that all or some of the asset will not be realized due to the inability to generate sufficient future taxable income.

Significant estimates are required in determining the Company’s provision for income taxes. Some of these estimates are based on management’s interpretations of jurisdiction-specific tax laws or regulations. Various internal and external factors may have favorable or unfavorable effects on the future effective income tax rate of the business. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, past and future levels of R&D spending and changes in overall levels of income before taxes.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Interest and penalties related to unrecognized tax benefits are accounted for in income tax expense.

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted net loss per share is equal to basic net loss per share as the Company had no potentially dilutive securities outstanding for any of the periods presented. Prior to the Separation and Distribution, the Company operated as part of Elan and not as a separate entity. As a result, the Company did not have any ordinary shares outstanding prior to December 20, 2012. The calculation of basic and diluted net loss per share assumes that the 14,497,000 shares issued to Elan shareholders in connection with the separation from Elan have been outstanding for all periods presented and that the 3,182,000 shares purchased by Elan upon separation have been outstanding since December 20, 2012.

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive income (loss). The Company has no components of other comprehensive income (loss). Therefore net loss equals comprehensive loss for all periods presented and, accordingly, the Consolidated Statements of Comprehensive Loss is not presented in a separate statement.

Segment, Geographical and Customer Concentration

The Company operates in one segment. The Company’s chief operating decision maker (the “CODM”), its Chief Executive Officer, manages the Company’s operations on a consolidated basis for purposes of allocating resources. When evaluating the Company’s financial performance, the CODM reviews all financial information on a consolidated basis.

The Company’s revenues have been from Ireland for all periods presented, while all of its assets were held in the United States. Revenue recorded in the Statements of Operations consists of fees earned from the provision of non-clinical research support to Elan, primarily in the areas of safety, toxicology and regulatory. The fees charged to Elan were calculated based on the expenses incurred by the Company in the provision of those R&D services, plus a contractually determined mark-up of those expenses.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” which results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption of ASU 2011-04 impacts the Company’s disclosures but did not have a material impact on its financial position, results of operations or cash flows. The Company adopted this standard during the year ended December 31, 2011.

As an emerging growth company under the Jumpstart Our Business Startups Act (“JOBS Act”), unlike many other public companies, the Company is eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company has an extended transition period for adopting new or revised accounting standards that have different effective dates for public and private companies until such time as those standards apply to private companies. There have been no new accounting pronouncements or changes to accounting pronouncements that are of significance or potential significance to the Company.